PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 2,746	$ 1,888	$ 579
Capital loss with respect to sell of assets attributed to leasehold improvements	76
Capitalized costs related to the development of internal-use software	465	1,499	3,702
Amortization of capitalized software development costs	94	232	547
Net carrying value of capitalized internal-use software	$ 371	$ 1,638	$ 4,793